STOCKHOLDERS’ EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
STOCKHOLDERS’ EQUITY (DEFICIT)

NOTE 13 – STOCKHOLDERS’ EQUITY (DEFICIT)

On July 7, 2020, the Company increased the authorized capital stock of the Company to 550,000,000, comprised of 500,000,000 shares of common stock, par value $0.001, and 50,000,000 shares of preferred stock, par value $0.001.

Preferred Stock

As of September 30, 2021 and December 31, 2020, there was 1 preferred share issued and outstanding.

On November 12, 2020, the Company filed a Certificate of Designations with the Secretary of State of Nevada to designate one share of the preferred stock of the Company as the Series X Preferred Stock of the Company.

In November 2020, the Company issued and sold to the Company’s Chief Executive Officer 1 share of Series X Preferred Stock, at a purchase price of $1.00. The share of Series X Preferred Stock shall have a number of votes at any time equal to (i) the number of votes then held or entitled to be made by all other equity securities of the Company, debt securities of the Company or pursuant to any other agreement, contract or understanding of the Company, plus (ii) one (1). The Series X Preferred Stock shall vote on any matter submitted to the holders of the Common Stock, or any class thereof, for a vote, and shall vote together with the Common Stock, or any class thereof, as applicable, on such matter for as long as the share of Series X Preferred Stock is issued and outstanding. The Series X Preferred Stock shall not have the right to vote on any matter as to which solely another class of Preferred Stock of the Company is entitled to vote pursuant to the certificate of designations of such other class of Preferred Stock of the Company.

The Series X Preferred Stock shall not be convertible into shares of any other class of stock of the Company and entitled to receive any dividends paid on any other class of stock of the Company.

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, a merger or consolidation of the Company wherein the Company is not the surviving entity, or a sale of all or substantially all of the assets of the Company, the Series X Preferred Stock shall not be entitled to receive any distribution of any of the assets or surplus funds of the Company and shall not participate with the Common Stock or any other class of stock of the Company therein.

Common Stock

As of September 30, 2021 and December 31, 2020, the Company had 500,000,000 shares of common stock authorized with a par value of $0.001. There were 96,122,532 and 92,682,632 shares issued and outstanding as of September 30, 2021 and December 31, 2020, respectively.

For the three months ended March 31, 2021, the Company issued 207,817 shares to consultants and directors at fair value of $2,113,188.

For the period ended March 31, 2021, the Company issued 734,689 shares to acquire Magiclytics,

For the three months ended March 31, 2021, the Company issued 8,197 shares to settle a conversion of $13,000 convertible promissory note.

For the three months ended March 31, 2021, the Company issued 24,460 shares to settle an accounts payable balance of $148,510.

For the three months ended March 31, 2021, the Company issued 645,000 shares as debt issuance costs for convertible notes payable at fair value of $3,441,400.

For the three months ended June 30, 2021, the Company issued 175,070 shares to consultants and directors at fair value of $1,546,413.

For the three months ended June 30, 2021, the Company issued 22,250 shares to settle an accounts payable balance of $164,520.

For the three months ended June 30, 2021, the Company issued 383,080 shares as debt issuance costs for convertible notes payable at fair value of $2,875,589.

For the three months ended June 30, 2021, the Company issued warrants at fair value of $15,797 to an non-employee as compensation.

For the three months ended September 30, 2021, the Company issued 509,417 shares to consultants and directors at fair value of $1,573,495.

For the three months ended September 30, 2021, the Company issued 29,920 shares to settle an accounts payable balance of $84,962.

For the three months ended September 30, 2021, the Company issued 257,630 shares with net proceeds of $845,290 in connection with the initial closing of this Regulation A offering  .

For the three months ended September 30, 2021, the Company issued 85,000 shares as debt issuance costs for convertible notes payable at fair value of $254,541.

For the three months ended September 30, 2021, the Company issued 357,370 shares for conversion of convertible debt of $1,300,530.

Warrants

A summary of the Company’s stock warrants activity is as follows:

	Number of Options (in thousands)	Weighted- Average Exercise Price	Weighted- Average Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding at December 31, 2020	-	$-
Granted	165,077	2.05
Exercised	-	-
Canceled	-	-
Outstanding at September 30, 2020	165,077	$2.05	4.9	$-
Vested and expected to vest at September 30, 2020	165,077	$2.05	4.9	$-
Exercisable at September 30, 2020	165,077	$2.05	4.9	$-

No stock options were granted by the Company during the year ended December 31, 2020.

The fair values of warrants granted in 2021 were estimated using the Black-Scholes option pricing model on the grant date using the following assumptions:

September 30,
2021
Weighted-average grant date fair value per share	$8.14
Risk-free interest rate	0.76% - 0.84%
Dividend yield	—%
Expected term (in years)	5
Volatility	368 - 369%

NOTE 12 – STOCKHOLDERS’ EQUITY (DEFICIT)

On July 7, 2020, the Company increased the authorized capital stock of the Company to 550,000,000, comprised of 500,000,000 shares of common stock, par value $0.001, and 50,000,000 shares of preferred stock, par value $0.001.

Preferred Stock

As of December 31, 2020, there was 1 preferred share issued and outstanding.

On November 12, 2020, the Company filed a Certificate of Designations with the Secretary of State of Nevada to designate one share of the preferred stock of the Company as the Series X Preferred Stock of the Company.

In November 2020, the Company issued and sold to the Company’s Chief Executive Officer 1 share of Series X Preferred Stock, at a purchase price of $1.00. The share of Series X Preferred Stock shall have a number of votes at any time equal to (i) the number of votes then held or entitled to be made by all other equity securities of the Company, debt securities of the Company or pursuant to any other agreement, contract or understanding of the Company, plus (ii) one (1). The Series X Preferred Stock shall vote on any matter submitted to the holders of the Common Stock, or any class thereof, for a vote, and shall vote together with the Common Stock, or any class thereof, as applicable, on such matter for as long as the share of Series X Preferred Stock is issued and outstanding. The Series X Preferred Stock shall not have the right to vote on any matter as to which solely another class of Preferred Stock of the Company is entitled to vote pursuant to the certificate of designations of such other class of Preferred Stock of the Company.

The Series X Preferred Stock shall not be convertible into shares of any other class of stock of the Company and entitled to receive any dividends paid on any other class of stock of the Company.

In the event of any liquidation, dissolution or winding up of the Company, either voluntarily or involuntarily, a merger or consolidation of the Company wherein the Company is not the surviving entity, or a sale of all or substantially all of the assets of the Company, the Series X Preferred Stock shall not be entitled to receive any distribution of any of the assets or surplus funds of the Company and shall not participate with the Common Stock or any other class of stock of the Company therein.

Common Stock

As of December 31, 2020, the Company had 500,000,000 shares of common stock authorized with a par value of $0.001. There were 92,682,632 shares issued and outstanding as of December 31, 2020.

On November 12, 2020, pursuant to the terms of the Share Exchange Agreement, the Company issued 46,811,195 shares of common stock to the WOHG Shareholders in exchange for 200 shares WOHG’s common stock, par value $0.0001 per share, representing 100% of the issued and outstanding capital stock of WOHG.

For the period ended December 31, 2020, the Company issued 30,231 shares to a consultant at fair value of $73,582.

For the period ended December 31, 2020, the Company issued 10,833 shares to settle a conversion of $7,500 convertible promissory note and a reclass of derivative liability of $27,040.

For the period ended December 31, 2020, the Company issued 18,182 shares to settle an accounts payable balance of $50,000.